Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 13 - EQUITY:

a.	Share capital:

1)	Composed as follows:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 0.1 par value*	800,000	150,000	191,786	44,143	80,000	15,000	5,292	1,189

* Traded on TASE at NIS 0.094 per ordinary share of NIS 0.1 par value on December 31, 2017. Traded on the NASDAQ at USD 1.32 per ADS on December 31, 2017.

2)	The ordinary shares confer upon their holders voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	On March 20, 2017 a general meeting of the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 65,000,000 such that the authorized share capital of the Company following such increase shall be NIS 80,000,000, consisting of 800,000,000 ordinary shares, NIS 0.1 par value per share.

b.	Share offering to the public and existing shareholders:

1)	On July 8, 2015, the Company issued a shelf offering report in Israel in accordance with a shelf prospectus of the Company dated August 28, 2013.

In accordance with results of the offering to the public the Company issued 70,525 units at the price of NIS 380 per unit. Each unit was comprised of 100 ordinary shares and 500 warrants (Series 9).

Each 10 warrants (Series 9) is exercisable into 1 share in consideration for an exercise price of NIS 5.32 until July 8, 2018.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately NIS 26.8 million.

Net proceeds from the issuance, net of issuance expenses, amounted to approximately USD 6.8 million (NIS 25.5 million) of which a total of USD 6 million were allocated to shares, and a total of USD 0.8 million to warrants (Series 9) in accordance to the fair value ratios of the instruments.

2)	On September 12, 2016, the Company closed a registered direct offering, pursuant to which the Company issued a total of 128,000 ADS representing a total of 6,400,000 ordinary shares, at a purchase price of USD 11.5 per ADS.

The immediate gross and net of issuance proceeds from such securities issuance aggregated to approximately USD 1.47 million and USD 1.30 million, respectively.

The Company issued to the co-placement agent on this offering warrants (Series H) to purchase up to a total 3,955 ADSs representing 197,750 ordinary shares, with an exercise price of USD 14.375 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement.

The fair value of such warrants as was calculated by the Company amounted to USD 38 thousand.

3)	On October 17, 2016 warrants (Series 8) expired as the exercise period was ended.

4)	On December 6, 2016, the Company closed a registered direct offering, pursuant to which the Company issued a total of a total of 113,917 ADSs representing a total of 5,695,850 ordinary shares, at a purchase price of USD 6.7 per ADS, and warrants (Series I) to purchase up to a total of 39,871 ADSs representing 1,993,550 ordinary shares.

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 0.8 million and USD 0.6 million, respectively.

Each warrant (Series I) is exercisable into 1 ADS at an exercise price of USD 9 per ADS during the 5.5 years following the allotment.

As the warrants may be net share settled these warrants are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

As to the fair value of the said warrants as of December 31, 2017 see note 4(2).

The Company issued to the placement agent on this offering warrants (Series J) to purchase up to a total 3,987 ADSs representing 199,355 ordinary shares, with an exercise price of USD 7.37 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism.

As part of the December 2016 offering, the Company issued to Roth Capital Partners and Maxim Group LLC, which served as the transaction bankers, warrants (Series J) to purchase up to a total 1,993 ADSs representing 99,675 ordinary shares, with an exercise price of USD 9 per ADS during the 5.5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement.

The fair value of such warrants as was calculated by the Company as of the date of grant amounted to USD 32 thousand.

5)	On March 29, 2017, the Company allotted in a public issue, a total of 48,985,700 ordinary shares of the Company, a total of 2,142,858 warrants (Series A) for the purchase of an additional 107,142,900 shares and a total of 1,163,144 warrants (Series B) for the purchase of an additional 58,157,200 shares for total cash consideration of approximately USD 7.5 million. Each warrant (Series A) is exercisable into 50 ordinary shares of the Company at an exercise price of USD 3.50 per warrant during the five years following the allotment. Each warrant (Series B) is exercisable into 50 ordinary shares of the Company at an exercise price of USD 0.01 per warrant.

Warrants (Series A) and warrants (Series B) may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant.  In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement.

In addition, the Company issued to the placement agent on this offering 150,000 warrants (Series Placement). Each warrant is immediately exercisable into 50 shares in consideration for an exercise price of USD 4.375 per warrant during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as calculated by the Company as of the date of grant amounted to USD 221 thousand.

As the warrants may be net share settled these warrants, other than the warrants issued to the placement, are classified as financial liabilities measured at fair value through profit or loss at each reporting period. The warrants are initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. Transaction costs allocated to the warrants are recognized immediately in profit or loss.

Unrecognized Day 1 loss is amortized over the life of the instrument. Any unrecognized Day 1 loss is immediately recognized in income statement if fair value of the financial instrument in question can be determined either by using only market observable model inputs or by reference to a quoted price for the same product in an active market.

Upon exercise, the carrying amount of the warrants (which is presented net of the related unrecognized Day loss, if any) is reclassified to equity with no impact on profit or loss.

Net proceeds from the issuance, net of cash issuance expenses, aggregated to approximately USD 6.5 million. Issuance expenses were attributed to equity and liability in proportion with the allocation of the proceeds.

During 2017 all warrants (Series B) were exercised. Accordingly, 58,157,200 ordinary shares of the Company were allotted.

The warrants (Series A) are presented as non-current liabilities, as cash settlement is not required.

6)	On November 28, 2017, the Company closed a registered direct offering, pursuant to which the Company issued a total of of 810,000 ADSs representing a total of 40,500,000 ordinary shares, at a purchase price of USD 2 per ADS, and warrants (Series L) to purchase up to a total of 405,000 ADSs representing 20,250,000 ordinary shares.

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 1.6 million and USD 1.4 million, respectively.

Each warrant (Series L) is exercisable within six months following its issuance into 50 ordinary share of the Company at an exercise price of USD 2.25 per warrant during the five and a half years following the allotment.

As the warrants may be net share settled these warrants are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

As to the fair value of the said warrants as of December 31, 2017 see note 4(2).

To the placement agent on this offering the Company issued warrants (Series M) to purchase up to an aggregate 56,700 ADSs representing 2,835,000 ordinary shares. Each warrant (Series M) is exercisable into 50 share in consideration for an exercise price of USD 2.50 per warrant during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as was calculated by the Company as of the date of grant amounted to USD 46 thousand.

c.	Share based payments (not include warrants (Series H, Series J, Series Placement and Series M) as described above):

1)	The following are the grants of options to employees and other service providers:

Date of grant	Plan	Number of options granted	exercise price per option (NIS)	Fair value on grant date-NIS in thousands	Number of options outstanding- December 31, 2017	Number of options exercisable at 31, December 2017	Expiration date
April 2012	Series A	230,000	(**)0.91	117	100,000	100,000	April 23, 2018
April 2012	Series B	1,150,000	(**)0.68	659	680,000	680,000	April 23, 2018
October 2013	Series C	(***)4,500,000	(**)0.83	1,357	3,850,000	3,850,000	September 30, 2018
July 2014	Series D	(*)310,000	(**)0.537	56	60,000	45,000	July 17, 2020
July 2014	Series D	3,070,000	(**)0.537	554	1,580,000	1,185,000	July 17, 2020
December 2015	Series F	(*)157,500	2.05	116	157,500	78,750	December 29, 2021
December 2015	Series F	664,800	2.05	491	251,300	125,650	December 29, 2021
October 2017	Series K	(*)1,750,000	0.162	167	1,750,000		October 17, 2023
October 2017	Series K	9,880,000	0.162	942	9,880,000		October 17, 2023
Total		21,712,300			18,308,800	6,064,400

(*)	Granted to related parties.
(**)	Linked to the CPI as set out in the option allotment plan.
(***)	The board of directors meeting dated August 12, 2013, and the general meeting of the Company’s shareholders dated September 29, 2013 authorized the allotment of 4,500,000 options (Series C), to the Group’s CEO. The options (Series C) are subject to the conditions of the option allotment plan, for the allotment of non-marketable options to officers, employees and advisors of the Group. Each 10 options is exercisable into one ordinary Company share of NIS 0.1 par value at the exercise price of NIS 8.3.

The right to exercise options (Series C) options granted to the CEO are vested as follows:

(1)	3,200,000 options will vest in 24 equal monthly batches, on the first day of each month, for a period of 24 months, commencing one year following the date employment started according to the agreement, i.e., commencing October 1, 2014.

(2)	650,000 options will vest on June 30, 2014, provided that a target is met which was set by the Company’s board of directors and which is related to clinical activities of the MUSE system in the US through this date. These options were vested as of June 30, 2014.

(3)	650,000 options will vest on February 1, 2015 provided that a sales revenues target is met in 2014, as set by the Company’s board of directors. In accordance with the decision of the Company’s board, these options expired on March 31, 2015 due to failure to meet the target.

Vesting conditions of all of the above options, except for the 1,300,000 options (Series C) as detailed in (2) and (3) above are service conditions.

Each 10 options (Series A, Series B, Series C and Series D) is exercisable into 1 ordinary share.

Each 1 option (Series F and Series K) is exercisable into 1 ordinary share.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date-NIS in thousands	Share price on date of grant (NIS)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
December 2015	607	1.627	None	54%	1.39%	four equal batches, following one, two, three and four years from their grant date	6 years
October 2017	1,109	0.162	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years

1)	The changes in the number of share options and the weighted averages of their exercise prices are as follows:

	For the year ended December 31,
	2017		2016		2015
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	8,722,500	4.69	10,459,800	4.80	11,110,000	8.44
Granted	11,630,000	0.162			1,172,300	2.05
Forfeited	(801,064)	3.52	(302,500)	6.45	(485,833)	15.6
Expired	(1,242,636)	3.74	(1,434,800)	5.09	(1,336,667)	6.98
Outstanding at year end	18,308,800	0.58	8,722,500	4.69	10,459,800	4.80
Exercisable at year end	6,064,400	6.11	7,208,542	6.32	6,034,999	9.23

2)	The amounts of expenses that were recorded for options to employees and other service providers in the reported years are USD 64 thousand, USD 104 thousand and USD 116 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

3)	The plans are intended to be governed by the terms stipulated by Section 102 to the Israeli Income Tax Ordinance (except for the options to controlling shareholders and directors).

In accordance with these general rules and the track chosen by the Company pursuant to the terms thereof, in respect of options granted to employees under the option allotment plan, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s books, with the exception of the salary-benefit component, if exists, determined on the grant date.